Fair Value Measurements - Assets and Liabilities Carried at Fair Value by Hierarchy (Details) - USD ($)		Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021
Assets
Debt securities			$ 44,762,000,000			$ 53,375,000,000
Equity securities	[1]		393,000,000			279,000,000
Mortgage loans, at fair value under fair value option	[1]		582,000,000			0
Limited partnerships			440,000,000			413,000,000
Policy loans			3,419,000,000			3,467,000,000
Freestanding derivative instruments	[1]		1,270,000,000			1,417,000,000
Cash and cash equivalents			4,298,000,000			2,623,000,000
Reinsurance recoverable on market risk benefits			221,000,000			383,000,000
Market risk benefit - (assets)		$ 4,865,000,000	4,865,000,000	[1]	$ 1,664,000,000	1,664,000,000	[1]	$ 690,000,000
Separate account assets	[1]		195,906,000,000			248,949,000,000
Total			256,156,000,000			312,570,000,000
Liabilities
Embedded derivative liabilities			1,135,000,000			1,445,000,000
Funds withheld payable under reinsurance treaties			424,000,000			3,759,000,000
Freestanding derivative instruments	[1]		2,065,000,000			41,000,000
Notes issued by consolidated variable interest entities, at fair value under fair value option	[1]		1,732,000,000			1,404,000,000
Market risk benefit - liabilities		$ 5,662,000,000	5,662,000,000	[1]	$ 8,033,000,000	8,033,000,000	[1]	$ 10,690,000,000
Total			11,018,000,000			14,682,000,000
Limited partnership investments measured at NAV			2,772,000,000			2,418,000,000
U.S. government securities
Assets
Debt securities			5,185,000,000			4,321,000,000
Other government securities
Assets
Debt securities			1,467,000,000			1,619,000,000
Public utilities
Assets
Debt securities			5,225,000,000			6,715,000,000
Corporate securities
Assets
Debt securities			25,146,000,000			31,146,000,000
Residential mortgage-backed
Assets
Debt securities			464,000,000			569,000,000
Commercial mortgage-backed
Assets
Debt securities			1,638,000,000			2,038,000,000
Other asset-backed securities
Assets
Debt securities			5,637,000,000			6,967,000,000
Derivatives related to funds withheld under reinsurance treaties
Assets
Freestanding derivative instruments			3,255,000,000			43,000,000
Liabilities
Freestanding derivative instruments			19,000,000			126,000,000
Funds withheld embedded derivative | Derivatives related to funds withheld under reinsurance treaties
Assets
Freestanding derivative instruments			3,158,000,000			0
Liabilities
Freestanding derivative instruments			0			120,000,000
Level 1
Assets
Equity securities			165,000,000			111,000,000
Mortgage loans, at fair value under fair value option			0
Limited partnerships			0			0
Policy loans			0			0
Freestanding derivative instruments			0			0
Cash and cash equivalents			4,298,000,000			2,623,000,000
Reinsurance recoverable on market risk benefits			0			0
Market risk benefit - (assets)			0			0
Separate account assets			0			0
Total			9,647,000,000			7,055,000,000
Liabilities
Embedded derivative liabilities			0			0
Funds withheld payable under reinsurance treaties			0			0
Freestanding derivative instruments			0			0
Notes issued by consolidated variable interest entities, at fair value under fair value option			0			0
Market risk benefit - liabilities			0			0
Total			0			0
Level 1 | U.S. government securities
Assets
Debt securities			5,184,000,000			4,321,000,000
Level 1 | Other government securities
Assets
Debt securities			0			0
Level 1 | Public utilities
Assets
Debt securities			0			0
Level 1 | Corporate securities
Assets
Debt securities			0			0
Level 1 | Residential mortgage-backed
Assets
Debt securities			0			0
Level 1 | Commercial mortgage-backed
Assets
Debt securities			0			0
Level 1 | Other asset-backed securities
Assets
Debt securities			0			0
Level 2
Assets
Equity securities			106,000,000			56,000,000
Mortgage loans, at fair value under fair value option			0
Limited partnerships			0			17,000,000
Policy loans			0			0
Freestanding derivative instruments			1,270,000,000			1,417,000,000
Cash and cash equivalents			0			0
Reinsurance recoverable on market risk benefits			0			0
Market risk benefit - (assets)			0			0
Separate account assets			195,906,000,000			248,949,000,000
Total			236,804,000,000			299,484,000,000
Liabilities
Embedded derivative liabilities			1,135,000,000			1,445,000,000
Funds withheld payable under reinsurance treaties			0			0
Freestanding derivative instruments			2,065,000,000			41,000,000
Notes issued by consolidated variable interest entities, at fair value under fair value option			1,732,000,000			1,404,000,000
Market risk benefit - liabilities			0			0
Total			4,932,000,000			2,890,000,000
Level 2 | U.S. government securities
Assets
Debt securities			1,000,000			0
Level 2 | Other government securities
Assets
Debt securities			1,467,000,000			1,619,000,000
Level 2 | Public utilities
Assets
Debt securities			5,225,000,000			6,715,000,000
Level 2 | Corporate securities
Assets
Debt securities			25,090,000,000			31,137,000,000
Level 2 | Residential mortgage-backed
Assets
Debt securities			464,000,000			569,000,000
Level 2 | Commercial mortgage-backed
Assets
Debt securities			1,638,000,000			2,038,000,000
Level 2 | Other asset-backed securities
Assets
Debt securities			5,637,000,000			6,967,000,000
Level 3
Assets
Equity securities			122,000,000			112,000,000
Mortgage loans, at fair value under fair value option			582,000,000
Limited partnerships			440,000,000			396,000,000
Policy loans			3,419,000,000			3,467,000,000
Freestanding derivative instruments			0			0
Cash and cash equivalents			0			0
Reinsurance recoverable on market risk benefits			221,000,000			383,000,000
Market risk benefit - (assets)			4,865,000,000			1,664,000,000
Separate account assets			0			0
Total			9,705,000,000			6,031,000,000
Liabilities
Embedded derivative liabilities			0			0
Funds withheld payable under reinsurance treaties			424,000,000			3,759,000,000
Freestanding derivative instruments			0			0
Notes issued by consolidated variable interest entities, at fair value under fair value option			0			0
Market risk benefit - liabilities			5,662,000,000			8,033,000,000
Total			6,086,000,000			11,792,000,000
Level 3 | U.S. government securities
Assets
Debt securities			0			0
Level 3 | Other government securities
Assets
Debt securities			0			0
Level 3 | Public utilities
Assets
Debt securities			0			0
Level 3 | Corporate securities
Assets
Debt securities			56,000,000			9,000,000
Level 3 | Residential mortgage-backed
Assets
Debt securities			0			0
Level 3 | Commercial mortgage-backed
Assets
Debt securities			0			0
Level 3 | Other asset-backed securities
Assets
Debt securities			0			0
Level 3 | Registered index linked annuity embedded derivatives
Liabilities
Embedded derivative liabilities						6,000,000
Level 3 | Fixed index annuity embedded derivatives
Liabilities
Embedded derivative liabilities			931,000,000			$ 1,439,000,000
Level 3 | RILA Embedded Derivative
Liabilities
Embedded derivative liabilities			$ 205,000,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.